SHARE BASED PAYMENTS - Nonvested Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of nonvested shares, beginning of period (in shares)	20,000
Granted during the year (in shares)	182,805
Vested during the year (in shares)	(20,000)
Forfeited during the year (in shares)	0
Number of nonvested shares, end of period (in shares)	182,805
Weighted average grant date fair value ($)
Weighted average grant date fair value, beginning of period (in dollars per share)	$ 5.01	$ 10.75
Granted during period (in dollars per share)	5.01
Vested during period (in dollars per share)	10.75
Forfeited during period (in dollars per share)	0
Weighted average grant date fair value, end of period (in dollars per share)	$ 5.01